Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of changes in accounting policies, accounting estimates and errors [Abstract]
Disclosure of detailed information about property, plant and equipment
Estimated remaining useful lives of the components of depreciable assets, categorized by asset class, are as follows:

Coal generation	2-10 years
Pipeline	50 years
Gas generation	2-30 years
Hydro generation	2-60 years
Wind generation	2-30 years
Mining property and equipment	2-10 years
Capital spares and other	2-60 years
A reconciliation of the changes in the carrying amount of PP&E is as follows:

	Land	Coal generation	Gas generation	Renewable generation	Mining property and equipment	Assets under construction	Capital spares and other(1)	Total
Cost
As at Dec. 31, 2017	95	5,888	1,982	3,228	1,315	95	370	12,973
Additions(2)	—	—	—	1	—	275	8	284
Additions - finance lease	—	—	—	—	10	—	—	10
Disposals	(3)	—	—	—	(1)	—	(3)	(7)
Impairment charge (Note 7)	—	(38)	—	(11)	—	—	—	(49)
Revisions and additions to decommissioning and restoration costs	—	(12)	(1)	(3)	(16)	—	—	(32)
Retirement of assets	—	(47)	(17)	(6)	(16)	—	(4)	(90)
Change in foreign exchange rates	2	105	(13)	26	7	4	—	131
Transfers	—	41	13	51	39	(174)	12	(18)
As at Dec. 31, 2018	94	5,937	1,964	3,286	1,338	200	383	13,202
Adjustments on implementation of IFRS 16 (Note 3)(3)	—	—	—	(7)	(101)	—	—	(108)
Additions(4)	—	—	—	—	—	407	115	522
Acquisitions (Note 4(D) and 4(J))(5)	—	300	—	—	—	139	—	439
Disposals(6)	(2)	(389)	(260)	—	(34)	—	(19)	(704)
Impairment (charges) reversals (Note 7)	—	448	—	(2)	(15)	—	—	431
Revisions and additions to decommissioning and restoration costs	—	(62)	11	2	26	—	—	(23)
Retirement of assets	—	(158)	(26)	(7)	(10)	—	—	(201)
Change in foreign exchange rates	(1)	(63)	(40)	(17)	(3)	(4)	(6)	(134)
Transfers(7)	—	103	22	319	25	(514)	16	(29)
As at Dec. 31, 2019	91	6,116	1,671	3,574	1,226	228	489	13,395

Accumulated depreciation
As at Dec. 31, 2017	—	3,431	1,072	1,037	713	—	142	6,395
Depreciation	—	306	79	123	125	—	16	649
Retirement of assets	—	(56)	(13)	(2)	(12)	—	—	(83)
Disposals	—	—	—	—	(1)	—	(4)	(5)
Change in foreign exchange rates	—	84	(3)	6	5	—	—	92
Transfers	—	—	(7)	(3)	—	—	—	(10)
As at Dec. 31, 2018	—	3,765	1,128	1,161	830	—	154	7,038
Adjustments on implementation of IFRS 16 (Note 3)(3)	—	—	—	(3)	(43)	—	—	(46)
Depreciation	—	304	77	136	97	—	16	630
Retirement of assets	—	(158)	(23)	(3)	(6)	—	—	(190)
Disposals(5)	—	(170)	(255)	—	(14)	—	—	(439)
Impairment reversal (Note 7)	—	297	—	—	—	—	—	297
Change in foreign exchange rates	—	(52)	(16)	(4)	(2)	—	(2)	(76)
Transfers	—	10	(11)	(3)	(22)	—	—	(26)
As at Dec. 31, 2019	—	3,996	900	1,284	840	—	168	7,188

Carrying amount
As at Dec. 31, 2017	95	2,457	910	2,191	602	95	228	6,578
As at Dec. 31, 2018	94	2,172	836	2,125	508	200	229	6,164
As at Dec. 31, 2019	91	2,120	771	2,290	386	228	321	6,207
(1) Includes major spare parts and stand-by equipment available, but not in service, and spare parts used for routine, preventive or planned maintenance, and the Australian gas pipeline.
(2) Includes $7 million related to the acquisition of Big Level.
(3) Includes net $33 million transferred to right of use assets and $29 million of finance lease assets that were derecognized on implementation of IFRS 16. Refer to Note 3 for further details.
(4) Includes cash additions of $417 million (including $169 million related to the construction of the US Wind Projects), $100 million related to the Pioneer Pipeline (including $15 million transferred from other assets) and $5 million related to the Keephills 3 and Genesee 3 asset swap. Refer to Note 4 for further details of these transactions.
(5) Includes $308 million related to the acquisition of the Keephills 3 facility with $300 million included in coal generation and the remainder in assets under construction.
(6) In 2019, we sold the Genesee 3 facility and sold the major components of the Mississauga facility. In addition, Centralia sold boiler parts included in capital spares and other for a net loss of $17 million. The Sunhills mine also sold trucks included in mining property and equipment for a net loss of $18 million. Both were recognized in other gains on the statement of earnings (loss).
(7) Mainly relates to transferring the Pioneer Pipeline and US Wind Projects from assets under construction to coal generation and renewable generation, respectively.
Disclosure of detailed information about intangible assets	Estimated remaining useful lives of intangible assets are as follows:

Software	2-7 years
Power sale contracts	1-20 years